Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Segment Information

Note 17 - Segment Information

Description of segments:

Until the fourth quarter of 2013, the Company operated under one reporting segment. During the first quarter of 2014, following a change in the role of the Company's chief operating decision-maker (“CODM”), the Company determined that it operates under two reportable segments.

The Company's segment information has been prepared in accordance with ASC 280, "Segment Reporting." Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the in deciding how to allocate resources and assess performance. The Company's CODM is its Active Chairman and Chief Executive Officer, who evaluates the Company's performance and allocates resources based on segment revenues and operating income.

The Company's reportable segments are as follows: semiconductor fabrication industry (“microelectronics”) and printed circuit boards industry (“PCB”).

Microelectronics - The semiconductor fabrication industry produces integrated circuits on silicon (or other semiconductor materials) wafers; each wafer contains numerous integrated circuits dices which are small block of semiconducting material on which a given functional circuit is fabricated.

PCB - A printed circuit board is the basic platform that supports and interconnects a broad range of electronic components, such as integrated circuit devices, resistors, capacitors, coils and the like, and enables them to operate as an electronic system. Printed circuit boards consist of traces, or lines, of conductive material, such as copper, laminated on either a rigid or a flexible insulating base.

Segment data:

The Company derives the results of its business segments directly from its internal management reporting system and by using certain allocation methods. The accounting policies the Company uses to derive business segment results are substantially the same as those the Company uses for consolidation of its financial statements. The CODM measures the performance of each business segment based on several metrics, including earnings from operations. CODM uses these results, in part, to evaluate the performance of, and to assign resources to, each of the business segments. The Company does not allocate to its reportable segments certain operating expenses, which it manages separately at the corporate level.

The Company does not allocate any assets to segments and, therefore, no amount of assets is reported to management and disclosed in the financial information for segments. Selected operating results information for each business segment was as follows for the year ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	Revenues			Income (loss) from operations
	2014	2013	2012	2014	2013	2012

	U.S. Dollars			U.S. Dollars

PCB	30,480	31,803	29,398	(2,422)	(1,588)	*
Microelectronics	57,833	53,602	55,149	9,922	5,605	*
Total	88,313	85,405	84,547	7,500	4,017	*

*	It is impracticable to present 2012 income (loss) from operations by segment due to lack in internal management reporting system.

The reconciliation of segment operating results information to the Company's consolidated financial information was as follows:

	Year Ended December 31,
	2014	2013

	U.S. Dollars

Income from operations	7,500	4,017
Unallocated general and administrative expenses	2,056	2,501
Share-based compensation expenses	308	380
Financial expenses	1,220	1,738
Consolidated income (loss) before taxes	3,916	(602)

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2014	2013	2012

	U.S. Dollars

China and Hong Kong	28,526	25,889	25,008
Taiwan	17,495	14,543	11,292
United States	12,518	11,705	9,482
Asia- Other	11,336	6,072	10,739
Korea	8,889	15,691	17,004
Western Europe	5,739	6,519	6,998
Japan	3,204	4,010	2,370
Rest of the world	606	976	1,654

	88,313	85,405	84,547